Goodwill and Other Intangible Assets - Summary of Other Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 380,990		$ 332,815
Total accumulated amortization		(102,631)		(73,937)
Trade names, not subject to amortization		72,328	$ 147,600	60,491
Total intangibles, net		350,687		319,369
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 212,454		173,708
Weighted average useful lives		12 years
Total accumulated amortization		$ (62,679)		(47,951)
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 38,230		29,308
Weighted average useful lives		9 years
Total accumulated amortization		$ (16,481)		(13,033)
Trade names, subject to amortization
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 25,003		24,793
Weighted average useful lives		17 years
Total accumulated amortization		$ (4,639)		(3,606)
Licensing and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 6,024		5,994
Weighted average useful lives		5 years
Total accumulated amortization		$ (5,913)		(5,637)
Permits And Airspace
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	[1]	$ 98,673		98,406
Weighted average useful lives	[1]	13 years
Total accumulated amortization		$ (12,313)		(3,104)
Distributor relations and other
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross		$ 606		606
Weighted average useful lives		5 years
Total accumulated amortization		$ (606)		$ (606)

[1]	Permits and airspace intangible assets relate to the acquisition of Clean Earth in August 2014. Permits are obtained by Clean Earth for the treatment of soil and solid waste from various government municipalities and are amortized over the estimated life of the permit. Modifications of existing permits to accept new waste streams, alterations of existing permits to enhance the permit